Stock Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Warrants [Abstract]
Schedule of Outstanding Common Stock Warrants	The following table summarizes the Company’s outstanding common stock warrants as of September 30, 2024:
Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,380,360	9.58	10/5/2028	Liability
The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2023:
Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,387,966	$9.58	Oct-2028	Liability